Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (189,741,373)	$ (321,305,504)	$ (251,103,769)
Endesa Energia S.A. [Member] | Gas Sales [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		10,394,146	18,655,911
Endesa Energia S.A. [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(134,393)
Endesa Generacion [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(54,818,466)
Endesa Generacion [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(158,128)
Enel Americas S.A. [Member] | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			182,091
Enel Americas S.A. [Member] | Other Fixed Operating Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,546,751)
Enel Americas S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	5,071,453	4,737,522	4,822,344
Enel Americas S.A. [Member] | Financial Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		144,404	540,259
Enel Americas S.A. [Member] | Other Variable Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(352)
Enel Americas S.A. [Member] | Financial Expense [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(289,800)	(1,933,040)
Enel Per S.A.C [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	8,832	7,405	68,066
Enel Per S.A.C [Member] | Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(181)
Codensa S.A [Member] | Other Operating Income [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(709)
Codensa S.A [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	441,519	399,432	141,664
Enel Brasil [Member] | Other Fixed Operating Expenses [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(207,967)		(35,949)
Enel Brasil [Member] | Other Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			2,044,935
Enel Brasil [Member] | Financial Income [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(55)
GNL Chile S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(71,770)	85,274	82,762
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(81,890,342)	(146,507,390)	(102,686,858)
GNL Chile S.A. [Member] | Gas Transportation [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(49,631,647)	(47,656,002)	(40,494,275)
GNL Quintero S.A. [Member] | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,539)
GNL Quintero S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			960,390
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,912,448
GNL Quintero S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			79,203
Empresa Electrica Panguipulli S .A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	142,757	415,162	281,190
Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	18,201	1,242,092	116,726
Empresa Electrica Panguipulli S .A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(8,973)	(254,065)	(235,950)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,954,523)	(11,758,824)	(8,803,274)
Empresa Distribuidora del Sur S.A. [Member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	424,664	409,823	398,957
Enel Distribucin Peru S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		176,867	70,415
Enel Iberoamerica S.R.L [Member] | Other Services Rendered [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(6,085)
Electrogas S.A. [Member] | Fuel Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(25,025)	(717,599)
Electrogas S.A. [Member] | Gas Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(251,099)	(2,750,858)
Emgesa S.A.E.S.P[Member] | Otros ingresos de explotacion [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	622,686	1,866	(2,645)
Enel Argentina S A | Other Fixed Operating Expenses [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(970)
Enel Generacin Peru S.A. [Member] | Other Operating Income [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(9,253)
Enel Generacin Peru S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(96,109)
Enel Generacin Peru S.A. [Member] | Other services income [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,139,809	745,818
Enel Generacin Peru S.A. [Member] | Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(349)
Transmisora Electrica de Quillota Ltda. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(142,469)	(1,383,710)	(1,291,995)
Transmisora Electrica de Quillota Ltda. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(100,418)
Chilectra Inversud S A | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			637
Chilectra Americas S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			289,994
Endesa Americas S A | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,260,448
PH Chucas Costa Rica [Member] | Other Fixed Operating Expenses [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(79,327)
PH Chucas Costa Rica [Member] | Other Services Rendered [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		6,629	425,604
PH Chucas Costa Rica [Member] | Financial Expense [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(162,177)
Compania Energetica Veracruz S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		283,346	42,890
Enel Trade S.p.A [Member] | Financial Expense [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(13)
Enel Trade S.p.A [Member] | Otros Aprovisionamientos [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,213,116)
Enel Trade S.p.A [Member] | Derivados de commodities [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	10,565,377	19,941,617
Almeyda Solar SpA [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	14,129	40,643	152,419
Almeyda Solar SpA [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(76,905)
Almeyda Solar SpA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,325)	344,090	64,174
Almeyda Solar SpA [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	63,155	(212,402)	(188,859)
Almeyda Solar SpA [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,052,840)	(4,306,145)	(3,674,821)
Enel S.p.A [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,082,418)	(658,611)	(34,700)
Enel S.p.A [Member] | Financial Expense [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,057,535)
Enel Italia Servizi [Member] | Other Fixed Operating Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(2,230,668)	(1,547,695)
Enel Green Power Del Sur S p A [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	220,518	634,361	15
Enel Green Power Del Sur S p A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	25,918	528,740	48,322
Enel Green Power Del Sur S p A [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	3,531	3,730	(2,323)
Enel Green Power Del Sur S p A [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(30,205,373)	(104,865,684)	(34,952,571)
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(63,086)	144,589	558,966
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,349,525)	(16,630,422)	(11,992,799)
Parque Eolico Tal Tal S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	38,846	111,748
Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	18,960	109,643	23,932
Parque Eolico Tal Tal S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(51)	250
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,448,833)	(25,959,608)	(22,415,584)
Enel Green Power Chile Ltda. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	102,298	162,848	34,855
Geotrmica del Norte [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		69,605
Geotrmica del Norte [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	33,607	10,552
Geotrmica del Norte [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,929)	(456)
Chinango S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	39,759	18,516
Enel Ingeneria e Innovazione [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(328,310)
Enel Ingeneria e Innovazione [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			30,806
Enel Green Power Colombia SAS [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	302,992	46,557
Enel Produzione [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		94,045
Enel Distribuzione | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(654,622)
Parque Eolico Talinay Oriente S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	35,317	101,595
Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	19,952	128,626	89,710
Parque Eolico Talinay Oriente S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	165	144
Parque Eolico Talinay Oriente S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(214,455)	(539,646)	(370,964)
Enel Trading Argentina S.R.L. [member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		11,488
Enel Green Power Italia [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		262,694
Enel Green Power Per [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	258,120	177,478
Enel Green Power Brasil [Member] | Other Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		37,936
Enel Green Power Brasil Participacoes LTDA [Member] | Other Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	23,828	9,188
Enel Green Power Mexico [Member] | Other Fixed Operating Expenses [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(53,976)
Enel Green Power Mexico [Member] | Other Services Rendered [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		152,495
Enel Green Power Argentina [Member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	871
Enel Green Power RSA (PTY) LTD [Member] | Other Services Rendered [Member] | South Africa [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	875
Enel Green Power NA, Inc [Member] | Other Services Rendered [Member] | US [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	40,519
Enel Italia IT [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,111,525)
Enel Global Thermal Generation S.r.l. [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,845,425)
Empresa Nacional de Geotermia SA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,857
Enel Iberia SRL [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(29,015)
Enel Generacion El Chocon S.A. [Member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	10,176
Enel Generacin Piura S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		98,421	168,961
Enel Generacin Piura S.A. [Member] | Other Fixed Operating Expenses [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(57,180)
Enel Generacin Piura S.A. [Member] | Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(57)	$ (135)
Enel Global Trading S.p.A. IT [Member] | Other Operating Income [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			9,191,693
Enel Global Trading S.p.A. IT [Member] | Other Variable Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ (2,120,323)
Enel Finance International NV [Member] | Other Financial Expense [Member] | Holland [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(23,253,535)
Enel Finance International NV [Member] | Financial Income [Member] | Holland [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	570,591
Enel Generacion Costanera S.A. [Member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	28,106
Enel Green Power Espaa SL [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(61,372)
Enel Green Power Spa IT [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,257,363)
Enel Green Power Spa IT [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	698,380
Enel Green Power Spa IT [Member] | Financial Expense [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2)
ENEL MAP [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(343,645)
Energa y Servicios South America Spa [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	82,081
Energetica Monzon S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	114,660
Energia Nueva Energa Limpia Mexico S.R.L [Member] | Other Services Rendered [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 67,919